Contract liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Contract liabilities [Abstract]
Liabilities Related to Contracts with Customers
The Group has recognized the following liabilities related to contracts with customers in licensing arrangements and non-reimbursable government grants received:

	2024	2023
	A$’000	A$’000
Balance at January 1	23,157	27,462
Consideration received	-	-
Revenue recognized	(9,351)	(5,291)
Exchange differences	19	17
Unwind of discount	711	969
Balance at December 31	14,536	23,157
Current	11,248	10,995
Non-current	3,288	12,162
Total contract liabilities	14,536	23,157